Discontinued Operations (Tables)	12 Months Ended
Dec. 31, 2017
Discontinued Operations [Abstract]
Schedule of information of Statement of Income
	For the year ended December 31, 2017	For the year ended December 31, 2016	For the year ended December 31, 2015
Revenues	-	5	261,686
Cost of services	-	(92)	(203,230)
Gross profit	-	(87)	58,456
Selling, general and administrative expenses	-	(796)	(7,314)
(Loss)/ income on disposal of discontinued operations	-	(8,916)	92,167
Other operating expense	-	(228)	(5,591)
Operating (loss)/ income	-	(10,027)	137,718
Financial result, net	-	548	(19,809)
(Loss)/ income before equity in earnings of associates and income tax	-	(9,479)	117,909
Share of income or loss in associates	-	62	(10,806)
(Loss)/ income before income tax	-	(9,417)	107,103
Income tax	-	(61)	1,884
(Loss)/ income from discontinued operations	-	(9,478)	108,987
Currency translation adjustment	-	4,277	(4,277)
Total comprehensive (loss)/ income for the year	-	(5,201)	104,710

Schedule of cash flow information
	At December 31, 2017	At December 31, 2016	At December 31, 2015
(Decrease)/ Increase in cash	-	(7,655)	15,227
Used in operating activities	-	(8,155)	(41,969)
Provided by/(used in) investing activities	-	500	(139,531)
Provided by financing activities	-	-	196,727

Schedule of financial information relating to the discontinued operations
	2017	2016	2015
Non-current assets	-	13,721	460,499
Current assets	-	38,997	228,663
Total assets	-	52,718	689,162
Non-current liabilities	-	6,552	279,662
Current liabilities	-	30,551	157,315
Total liabilities	-	37,103	436,977
Total attributable to owners of the parent	-	15,304	185,529
Non-controlling interests	-	311	66,656
Total equity and liabilities	-	52,718	689,162

Schedule of aggregate effects of disposals of subsidiaries
	2017	2016	2015
Net identifiable assets disposed	-	15,304	156,716
Spin-off of net assets	-	-	28,813
Transfer from shareholders equity – currency translation differences	-	3,993	58,150
(Loss)/Income from discontinued operations	-	(8,916)	92,167
Other receivables from disposals	-	-	273,000
Net cash inflow on disposal of discontinued operations	-	10,381	34,033
Less: Cash and cash equivalents in subsidiaries disposed	-	(8,593)	(44,030)
Net cash provided by/(used in) investing activities	-	500	(139,531)
Net cash used in discontinued investing activities	-	(8,093)	(183,561)